UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06686

JF China Region Fund, Inc.

(Exact name of registrant as specified in charter)

One Beacon Street, 18th Floor

Boston, MA 02108

(Address of principal executive offices) (Zip code)

Cleary, Gottlieb Steen & Hamilton

1 Liberty Plaza

1133 Avenue of the Americas

New York, NY 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 441 9800

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

XXX

Schedule of Portfolio Investments as of March 31, 2011

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2005.

JF China Region Fund, Inc.

INVESTMENT PORTFOLIO

AT MARCH 31, 2011 (Unaudited)

HOLDINGS (IN SHARES)	DESCRIPTION	MARKET VALUE (IN US$)
COMMON STOCK (unless otherwise noted)
CHINA (39.7%)
	Auto Components (0.6%)
1,344,000	Changfeng Axle (China) Co., Ltd. (a)	703,226

	Commercial Banks (10.9%)
637,000	China Citic Bank Corp. Ltd., ‘H’	463,508
7,056,330	China Construction Bank Corp., ‘H’	6,613,141
6,089,930	Industrial & Commercial Bank of China, ‘H’	5,057,619

		12,134,268

	Construction Materials (2.6%)
770,000	BBMG Corp., ‘H’	1,257,175
438,000	China National Building Material Co., Ltd., ‘H’	1,607,613

		2,864,788

	Containers & Packaging (0.6%)
1,089,000	Greatview Aseptic Packaging Co., Ltd. (a)	698,602

	Diversified Telecommunication Services (0.5%)
980,000	China Telecom Corp. Ltd., ‘H’	598,441

	Energy Equipment & Services (1.0%)
498,000	China Oilfield Services Ltd., ‘H’	1,126,791

	Food & Staples Retailing (0.9%)
248,000	Beijing Jingkelong Co., Ltd., ‘H’	302,565
179,000	Lianhua Supermarket Holdings Co., Ltd., ‘H’	711,071

		1,013,636

	Food Products (2.1%)
406,000	China Yurun Food Group Ltd.	1,362,285
1,190,000	Want Want China Holdings Ltd.	934,737

		2,297,022

	Health Care Equipment & Supplies (0.4%)
652,000	Microport Scientific Corp. (a)	459,335

	Insurance (3.2%)
330,000	China Life Insurance Co., Ltd., ‘H’	1,238,791
230,000	Ping An Insurance Group Co. of China Ltd., ‘H’	2,331,476

		3,570,267

	Internet Software & Services (2.9%)
131,600	Tencent Holdings Ltd.	3,206,022

	Machinery (1.7%)
1,306,000	International Mining Machinery Holdings Ltd. (a)	1,145,062
472,000	Sany Heavy Equipment International Holdings Co., Ltd.	775,486

		1,920,548

	Media (0.6%)
96,872	Bona Film Group Ltd., ADR (a)	619,981

	Metals & Mining (1.7%)
1,823,000	China Vanadium Titano - Magnetite Mining Co., Ltd. (a)	785,114
1,224,000	Hidili Industry International Development Ltd.	1,081,035

		1,866,149

	Multiline Retail (2.2%)
783,000	Intime Department Store Group Co., Ltd.	1,062,985
694,000	Maoye International Holdings Ltd.	298,886
471,000	Parkson Retail Group Ltd.	647,897
644,000	Springland International Holdings Ltd. (a)	485,988

		2,495,756

	Oil, Gas & Consumable Fuels (3.1%)
1,484,000	China Petroleum & Chemical Corp., ‘H’	1,488,092
1,769,000	China Suntien Green Energy Corp. Ltd., ‘H’ (a)	570,825
372,000	Yanzhou Coal Mining Co., Ltd., ‘H’	1,353,414

		3,412,331

	Pharmaceuticals (1.1%)
254,000	China Shineway Pharmaceutical Group Ltd.	609,975
1,007,000	Sihuan Pharmaceutical Holdings Group Ltd. (a)	614,928

		1,224,903

	Real Estate Management & Development (2.5%)
502,000	Agile Property Holdings Ltd.	791,217
386,800	China Merchants Property Development Co., Ltd., ‘B’	718,548
942,586	China Vanke Co., Ltd., ‘B’	1,236,011

		2,745,776

	Specialty Retail (0.5%)
1,610,000	GOME Electrical Appliances Holding Ltd. (a)	567,124

	Textiles, Apparel & Luxury Goods (0.6%)
419,000	Anta Sports Products Ltd.	650,702

	TOTAL CHINA	44,175,668

HONG KONG (30.5%)
	Auto Components (0.7%)
490,000	Minth Group Ltd.	821,439

	Capital Markets (0.3%)
782,000	Guotai Junan International Holdings Ltd.	373,982

	Commercial Banks (2.7%)
437,500	BOC Hong Kong Holdings Ltd.	1,425,796
112,000	Chong Hing Bank Ltd.	287,971
120,900	Dah Sing Financial Holdings Ltd.	746,052
46,500	Wing Hang Bank Ltd.	547,583

		3,007,402

	Consumer Finance (0.3%)
538,000	Public Financial Holdings Ltd.	349,281

	Containers & Packaging (0.9%)
1,364,000	AMVIG Holdings Ltd.	1,052,124

	Distributors (1.6%)
1,109,000	Dah Chong Hong Holdings Ltd.	1,244,650
100,000	Li & Fung Ltd.	512,306

		1,756,956

JF China Region Fund, Inc.

INVESTMENT PORTFOLIO

AT MARCH 31, 2011 (Unaudited) (continued)

HOLDINGS (IN SHARES)	DESCRIPTION	MARKET VALUE (IN US$)
COMMON STOCK — continued
	Electric Utilities (0.6%)
97,500	Power Assets Holdings Ltd.	651,793

	Gas Utilities (0.8%)
618,000	China Resources Gas Group Ltd.	843,751

	Hotels, Restaurants & Leisure (0.5%)
5,175,000	REXLot Holdings Ltd.	572,150

	Household Durables (0.6%)
510,500	Techtronic Industries Co.	708,795

	Industrial Conglomerates (2.3%)
35,428	Jardine Matheson Holdings Ltd.	1,577,963
1,758,000	Shun Tak Holdings Ltd.	967,306

		2,545,269

	Marine (1.0%)
100,500	Orient Overseas International Ltd.	1,054,930

	Oil, Gas & Consumable Fuels (5.1%)
2,264,000	CNOOC Ltd.	5,704,714

	Personal Products (0.5%)
802,000	Ruinian International Ltd.	561,917

	Real Estate Management & Development (9.8%)
207,000	Cheung Kong Holdings Ltd.	3,374,356
464,000	China Resources Land Ltd.	868,522
443,000	Hang Lung Properties Ltd.	1,939,198
266,000	Kerry Properties Ltd.	1,330,248
518,000	Midland Holdings Ltd.	402,890
949,000	Poly Hong Kong Investments Ltd.	888,176
301,400	Wharf Holdings Ltd.	2,078,808

		10,882,198

	Specialty Retail (0.7%)
1,468,000	Hengdeli Holdings Ltd.	773,769

	Textiles, Apparel & Luxury Goods (0.1%)
94,000	Pacific Textile Holdings Ltd.	54,380

	Trading Companies & Distributors (0.3%)
4,080,000	Hong Kong Resources Holdings Co., Ltd.	361,918

	Wireless Telecommunication Services (1.7%)
206,500	China Mobile Ltd.	1,902,119

	TOTAL HONG KONG	33,978,887

TAIWAN (25.9%)
	Capital Markets (1.2%)
1,379,000	Polaris Securities Co., Ltd.	933,199
503,000	Yuanta Financial Holding Co., Ltd.	361,772

		1,294,971

	Chemicals (5.2%)
391,000	China Petrochemical Development Corp. (a)	497,949
677,000	Formosa Chemicals & Fibre Corp.	2,566,967
532,000	Formosa Plastics Corp.	1,872,443
346,000	TSRC Corp.	888,341

		5,825,700

	Commercial Banks (2.2%)
717,000	E. Sun Financial Holding Co., Ltd.	451,074
1,162,000	Mega Financial Holding Co., Ltd.	914,774
1,905,031	Taishin Financial Holding Co., Ltd. (a)	1,078,631

		2,444,479

	Construction Materials (0.6%)
529,947	Taiwan Cement Corp.	639,761

	Diversified Financial Services (1.4%)
1,153,186	Fubon Financial Holding Co., Ltd.	1,531,359

	Electronic Equipment, Instruments & Components (5.2%)
615,000	Coretronic Corp.	993,403
638,201	Hon Hai Precision Industry Co., Ltd.	2,235,380
27,700	Largan Precision Co., Ltd.	749,807
30,000	TPK Holding Co. Ltd. (a)	825,327
614,000	Unimicron Technology Corp.	1,043,987

		5,847,904

	Food & Staples Retailing (1.1%)
267,000	President Chain Store Corp.	1,184,891

	Real Estate Management & Development (1.7%)
582,369	Huaku Development Co., Ltd.	1,631,857
251,000	Hung Poo Real Estate Development Corp.	297,463

		1,929,320

	Semiconductors & Semiconductor Equipment (7.0%)
1,833,030	Advanced Semiconductor Engineering, Inc.	1,988,460
263,000	Kinsus Interconnect Technology Corp.	812,973
333,000	Powertech Technology, Inc.	1,042,943
1,664,057	Taiwan Semiconductor Manufacturing Co., Ltd.	3,995,118

		7,839,494

	Textiles, Apparel & Luxury Goods (0.3%)
351,000	Pou Chen Corp.	324,066

	TOTAL TAIWAN	28,861,945

INVESTMENT COMPANY
	HONG KONG (3.6%)
134,130	JF China Pioneer A-Share Fund (a)	4,039,990

	Total Investments (99.7% of Net Assets) (Cost $87,972,739)	111,056,490

	Other assets in excess of liabilities (0.3% of Net Assets)	372,516

	NET ASSETS (100.0%)	$111,429,006

JF China Region Fund, Inc.

INVESTMENT PORTFOLIO

AT MARCH 31, 2011 (Unaudited) (continued)

NOTES TO INVESTMENT PORTFOLIO:

ADR	—	American Depositary Receipt

(a)	Non-income producing security.
B	Chinese security traded on Shenzhen Stock Exchange or Shanghai Stock Exchange.
H	Chinese security traded on Hong Kong Stock Exchange.

As of March 31, 2011, aggregate cost for Federal income tax purposes was $87,972,739. The aggregate unrealized gain for all securities is as follows

Excess of market value over cost	$25,393,466
Excess of cost over market value	(2,309,715)

Net unrealized gained	$23,083,751

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented in the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities #	$111,056,490	$—	$—	$111,056,490

There were no transfer between Levels 1 and 2 during the period ended March 31, 2011.

#	All portfolio holdings designated as level 1 are disclosed individually in the SOI. Please refer to SOI for industry specifics of the portfolio holdings.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers have concluded based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JF China Region Fund, Inc.

By:	/s/	Simon Crinage
Simon Crinage
Director, President and Principal Executive Officer of the JF China Region Fund, Inc.
May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Simon Crinage
Simon Crinage
Director, President and Principal Executive Officer of the JF China Region Fund, Inc.
May 27, 2011

By:	/s/	Michael J. James
Michael J. James
Treasurer and Principal Financial Officer of the JF China Region Fund, Inc.
May 27, 2011